Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury Shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2022	$ 175		$ (1,898)	$ 187,105	$ 0	$ 198,720	$ 384,102
Balance, shares at Dec. 31, 2022	46,505,318		(2,092,376)
Share-based compensation expense	$ 0		$ 0	6,521	0	0	6,521
Exercise of share options and RSUs	$ 0	[1]	$ 0	0	0	0	0
Exercise of share options and RSUs, shares	306,186		0
Unrealised gain on investments							0
Deferred tax expense							0
Net income	$ 0		$ 0	0	0	35,784	35,784
Balance, value at Jun. 30, 2023	$ 175		$ (1,898)	193,626	0	234,504	426,407
Balance, shares at Jun. 30, 2023	46,811,504		(2,092,376)
Balance, value at Dec. 31, 2022	$ 175		$ (1,898)	187,105	0	198,720	384,102
Balance, shares at Dec. 31, 2022	46,505,318		(2,092,376)
Share-based compensation expense							12,598
Unrealised gain on investments							740
Deferred tax expense							(611)
Net income							78,632
Balance, value at Dec. 31, 2023	$ 176		$ (1,898)	200,389	129	277,352	$ 476,148
Balance, shares at Dec. 31, 2023	46,993,998		(2,092,376)				44,901,622
Balance, value at Jun. 30, 2023	$ 175		$ (1,898)	193,626	0	234,504	$ 426,407
Balance, shares at Jun. 30, 2023	46,811,504		(2,092,376)
Share-based compensation expense	$ 0		$ 0	6,077	0	0	6,077
Share-based compensation adjustment	0		0	505		0	505
Exercise of share options and RSUs	$ 1		$ 0	181	0	0	182
Exercise of share options and RSUs, shares	182,494		0
Unrealised gain on investments	$ 0		$ 0	0	740	0	740
Deferred tax expense	0		0	0	(611)	0	(611)
Net income	0		0	0	0	42,848	42,848
Balance, value at Dec. 31, 2023	$ 176		$ (1,898)	200,389	129	277,352	$ 476,148
Balance, shares at Dec. 31, 2023	46,993,998		(2,092,376)				44,901,622
Share-based compensation expense	$ 0		$ 0	7,198	0	0	$ 7,198
Exercise of share options and RSUs	$ 1		$ 0	28	0	0	29
Exercise of share options and RSUs, shares	416,316		0
Dividend paid	$ 0		$ 0	0	0	(60,045)	(60,045)
Unrealised gain on investments	0		0	0	(663)	0	(663)
Deferred tax expense							0
Net income	0		0	0	0	52,763	52,763
Balance, value at Jun. 30, 2024	$ 177		$ (1,898)	$ 207,615	$ (534)	$ 270,070	$ 475,430
Balance, shares at Jun. 30, 2024	47,410,314		(2,092,376)				45,317,938

[1]	Represents an amount less than $1,000